Average Annual Total Returns	12 Months Ended
Oct. 31, 2012
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.48%
Five Years	1.81%
Since Inception	4.41%
Inception Date	Jun. 10, 2005
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.57%
Since Inception	0.68%
Inception Date	Jun. 27, 2011
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.18%
Five Years	(3.01%)
Ten Years	9.46%
Inception Date	May 16, 1983
Return After Taxes on Distributions | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.19%
Five Years	1.45%
Since Inception	3.98%
Return After Taxes on Distributions | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.45%
Since Inception	0.60%
Return After Taxes on Distributions | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.61%
Five Years	(3.45%)
Ten Years	8.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.71%
Five Years	1.45%
Since Inception	3.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.04%
Since Inception	0.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.63%
Five Years	(2.61%)
Ten Years	8.29%
MSCI EAFE Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
MSCI US Broad Market Index | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	5.08%
MSCI Emerging Markets Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Since Inception	(0.94%)
MSCI ACWI ex USA Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.83%
Five Years	(2.89%)
Ten Years	9.74%
Spliced International Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.83%
Five Years	(4.05%)
Ten Years	8.01%